Revenues (Details) - Schedule of Timing of Revenue Recognition - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues (Details) - Schedule of Timing of Revenue Recognition [Line Items]
Total revenue	$ 56,314	$ 43,633	$ 10,493
Services transferred over time [Member]
Revenues (Details) - Schedule of Timing of Revenue Recognition [Line Items]
Total revenue	4,590	3,217	1,074
Goods transferred at a point in time [Member]
Revenues (Details) - Schedule of Timing of Revenue Recognition [Line Items]
Total revenue	$ 51,724	$ 40,416	$ 9,419